Unaudited Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
REVENUE		$ 8,688,208	$ 7,542,682
COST OF REVENUE		4,822,856	4,415,407
GROSS PROFIT		3,865,352	3,127,275
OPERATING EXPENSES
Selling expenses		2,817,128	2,230,905
General and administrative expenses		2,238,769	1,456,499
Total operating expenses		5,055,897	3,687,404
LOSS FROM OPERATIONS		(1,190,545)	(560,129)
OTHER INCOME (EXPENSE)
Interest expense, net		(78,343)	(25,278)
Other (expense) income, net		(76,487)	314,670
Interest income from long term debt investment		359,014	359,014
Total other income, net		204,184	648,406
(LOSS) PROFIT BEFORE INCOME TAX EXPENSE		(986,361)	88,277
INCOME TAX EXPENSE		(62,432)	(64,865)
NET (LOSS) INCOME		(1,048,793)	23,412
Foreign currency translation gain		257,368	16,207
TOTAL COMPREHENSIVE (LOSS) INCOME		$ (791,425)	$ 39,619
(Loss) earnings per ordinary share - basic (in Dollars per share)		$ (2.87)	$ 0.15
(Loss) earnings per ordinary share - diluted (in Dollars per share)		$ (2.87)	$ 0.15
Weighted average shares - basic (in Shares)	[1]	365,523	155,316
Weighted average shares - diluted (in Shares)	[1]	365,523	155,316

[1]	Retrospectively restated for effect of the reverse split on August 18, 2025 (see Note 14)